Derivative financial instrument (Details Narrative) - USD ($)	4 Months Ended	12 Months Ended
	May 07, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain on derivative financial instrument		$ 33,655,000	$ 10,104,000	$ (3,148,000)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Notional Amount		519,000,000	567,000,000
Fair value of derivative asset		34,877,000	8,824,000
Gain on derivative financial instrument		33,700,000	10,100,000
Gain on non-hedging interest rate swaps		$ 7,400,000
Loss on non-hedging interest rate swaps			$ 1,400,000
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Inception Date	Jun. 29, 2020
Derivative, Underlying	fixed 3-month LIBOR rate
Derivative, Fixed Interest Rate	0.41%
Derivative, maturity date	September 2024